Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [Line Items]
Total operating income	[1]	¥ 4,841,783	¥ 3,840,165	¥ 3,943,234
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income		2,060,686	1,127,452	1,439,152
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income		2,060,686	1,127,452	1,439,152
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income		1,297,009	1,297,104	1,128,935
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income		571,901	329,834	395,059
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income		912,187	1,085,775	980,088
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income		¥ 2,781,097	¥ 2,712,713	¥ 2,504,082

[1]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.